Concentration, Credit and Other Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Concentration, credit and other risks
Total assets			¥ 633,177		¥ 980,003
Total liabilities			409,772		707,727
Payable to third parties			270,533		566,639
Payable to Group entities			139,239		141,088
Net revenue	$ 110,157	¥ 713,572	613,990	¥ 492,606
Net income	3,926	25,424	20,107	63,656
Net cash provided by operating activities	7,618	49,347	77,198	166,967
Net cash used in investing activities	(16,990)	(110,059)	70,258	(111,747)
Net cash provided by financing activities	24,186	156,674	(183,627)	(73,234)
Effect of exchange rate changes on cash and cash equivalents	723	4,681	415	(7,082)
Net (decrease)/increase in cash and cash equivalents	15,537	¥ 100,643	(35,756)	(25,096)
Property and equipment, intangible assets and goodwill of VIEs
Property and equipment, net	13,033		91,694		84,423
Intangible assets, net	229		3,610		1,482
Goodwill	$ 122		789		789
Original maturity term of available-for-sale securities which were placed with a financial institution	1 month	1 month
Consolidated variable interest entities and VIE's subsidiaries
Concentration, credit and other risks
Net revenue		¥ 713,889	614,239	492,799
Net income		36,140	25,133	61,608
Inter-company service fees paid/payable		23,962	11,615	9,278
Net cash provided by operating activities		47,368	90,925	151,318
Net cash used in investing activities		(119,332)	(97,104)	(87,916)
Net cash provided by financing activities		150,000
Effect of exchange rate changes on cash and cash equivalents		313	134	(180)
Net (decrease)/increase in cash and cash equivalents		¥ 78,349	(6,045)	¥ 63,222
Property and equipment, intangible assets and goodwill of VIEs
Property and equipment, net			91,208		83,921
Intangible assets, net			3,610		1,482
Goodwill			¥ 789		¥ 789